RECAPITALIZATION	12 Months Ended
Dec. 31, 2025
Recapitalization
RECAPITALIZATION

NOTE 4. RECAPITALIZATION

On August 26, 2024, PowerUp Acquisition Corp. (“PowerUp”) entered into an Agreement and Plan of Merger (as amended from time to time, the “Merger Agreement”) with PowerUp Merger Sub II, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), the New Sponsor, Stephen Quesenberry, in the capacity as the seller representative, and Aspire Biopharma, Inc., a Puerto Rico corporation.

On February 17, 2025 prior to the time of the consummation of the reverse recapitalization (the “Closing Date”), Merger Sub merged with and into Aspire Biopharma, Inc, with Aspire Biopharma, Inc being the surviving company. After giving effect to the Reverse Recapitalization, Aspire Biopharma, Inc became a wholly-owned subsidiary of Aspire Biopharma Holdings, Inc., a Delaware corporation (f/k/a PowerUp Acquisition Corp.) (“New Aspire”). At Closing Date, the Aspire Biopharma, Inc stockholders collectively received, in the aggregate, a number of shares of duly authorized, validly issued, fully paid and nonassessable shares of New Aspire Common Stock with an aggregate value equal to (a) $350 million less (b) the amount by which Aspire Biopharma, Inc’s cash at Closing is less than the Minimum Cash Condition (but only in the event the Minimum Cash Condition is waived by PowerUp), if any, less (c) Aspire’s indebtedness at Closing.

Pursuant to the Merger Agreement, PowerUp migrated out of the Cayman Islands and domesticated as a Delaware corporation. Also, prior to the Closing Date, Aspire Biopharma, Inc deregistered as a Puerto Rican entity and domesticated as a Delaware corporation (the “Aspire Domestication”) in accordance with Section 3746 of the Puerto Rico General Corporations Act (as amended) and Section 388 of the Delaware General Corporation Law. Pursuant to the Aspire Domestication, Aspire’s jurisdiction of incorporation was changed from Puerto Rico to the State of Delaware. In connection with the Aspire Domestication, all issued and outstanding shares of Aspire’s pre-domestication voting common stock, Series A preferred stock, and any unconverted warrants automatically converted, on a one-for-one basis, into shares of the post-domesticated entity’s common stock, Series A preferred stock, and warrants, respectively.

In connection with the change of PowerUp’s jurisdiction of incorporation from the Cayman Islands to the State of Delaware ( the “PowerUp Domestication”), prior to the consummation of the Reverse Recapitalization (the” Closing Date”): (i) each issued and outstanding Class A ordinary share, par value $0.0001 per share (the “Class A common stock”), of PowerUp converted, on a one-for-one basis, into a duly authorized, validly issued, fully paid and nonassessable share of common stock, par value $0.0001 per share, of New Aspire (the “New Aspire Common Stock”); and (ii) each issued and outstanding whole warrant to purchase Class A common stock of PowerUp automatically represented the right to purchase one share of New Aspire Common Stock, at an exercise price of $460 per share, after giving effect to the 1 for 40 reverse stock split, on the terms and conditions set forth in the Warrant Agreement, dated as of February 17, 2022, by and between PowerUp and Equiniti Trust Company, LLC (f/k/a American Stock Transfer & Trust Company), a New York limited purpose trust company, as warrant agent (in such capacity, the “Warrant Agent”, also referred to herein as the “Transfer Agent”) (the “Warrant Agreement”).

Immediately following the PowerUp Domestication, (i) the New Aspire Common Stock reclassified as common stock, par value $0.0001 per share (the “New Aspire Common Stock”); (ii) each issued and outstanding unit of PowerUp that had not been previously separated into the underlying Class A ordinary share and underlying one-half of one warrant upon the request of the holder thereof were cancelled and entitled the holder thereof to one share of New Aspire Common Stock and one-half of one public warrant, with a whole public warrant representing the right to acquire one share of New Aspire Common Stock at an exercise price of $460 per share, after giving effect to the 1 for 40 reverse stock split, on the terms and conditions set forth in the Warrant Agreement; (iii) the governing documents of PowerUp were amended and restated and become the certificate of incorporation and the bylaws of New Aspire and (iv) the form of the certificate of incorporation and the bylaws were appropriately adjusted to give effect to any amendments contemplated by the form of certificate of incorporation or the bylaws that are not adopted and approved by the PowerUp shareholders, other than the amendments to the PowerUp governing documents that are contemplated by the Organizational Documents Proposal, which is a condition to the Closing of the Reverse Recapitalization. No fractional warrants were issued upon the separation of units and only whole warrants are traded.

Prior to the effective time of the consummation of the Reverse Recapitalization, Aspire Biopharma, Inc caused (i) each share of Aspire Biopharma, Inc Preferred Stock that is issued and outstanding immediately prior to the effective time of the Reverse Recapitalization to be automatically converted into a number of shares of Aspire common stock at the then-effective conversion rate (the “Preferred Conversion”). All of the shares of Aspire preferred stock converted into shares of Aspire common stock were no longer outstanding and ceased to exist, and each holder of Aspire Biopharma, Inc preferred stock thereafter ceased to have any rights with respect to such Aspire Biopharma, Inc preferred stock. Aspire Biopharma, Inc caused each Aspire Biopharma, Inc warrant to be terminated in exchange for shares of Aspire common stock in accordance with the respective warrant agreements associated with each such warrant.

On February 17, 2025 (the “Closing Date”), the Reverse Recapitalization was consummated. In connection with the consummation of the Reverse Recapitalization, PowerUp Acquisition Corp. changed its name to Aspire Biopharma Holdings, Inc.

On February 17, 2025, the Company entered into a Securities Purchase Agreement (“Securities Purchase Agreement”) with Cobra Alternative Capital Strategies, LLC (“Cobra”), a single member entity controlled by Aspire’s former Director of Investor Relations, Lance Friedman, which services were provided through a consulting agreement with Blackstone Capital Advisors, Inc. (a firm that Mr. Friedman controls) that was terminated effective February 17, 2025, and Target Capital X LLC (collectively, the “Investors”). Under the Securities Purchase Agreement, the Company issued two 20% original issue discount senior secured convertible debentures (“Debentures”) in an aggregate principal amount of $3,750,000, and may issue additional Debentures upon the mutual agreement of the Company and the holders of Debentures representing at least a majority of the aggregate principal and interest owed under the outstanding Debentures (“Requisite Holders”), under the Securities Purchase Agreement (the “Offering”). The conversion price per share of each Debenture is equal to 92.5% of the lowest daily VWAP (as defined in the Debentures) of the Company’s shares of common stock during the five trading day period ending on the trading day immediately prior to delivery or deemed delivery of the applicable Conversion Notice (as defined in the Debentures), subject to adjustments related to the trading price of the Company’s common stock provided that no conversion may be at a price per share less than the floor price of $4.00 per share ( See Note 7 - Convertible Notes).

In connection with the Reverse Recapitalization, on the Closing Date, certain officers, directors, and stockholders of Aspire Biopharma, Inc each entered into a non-competition agreement and lock-up agreements with the Company.

The Reverse Recapitalization was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, PowerUp, who is the legal acquirer, was treated as the “acquired” company for financial reporting purposes and Aspire Biopharma, Inc was treated as the accounting acquirer. Aspire Biopharma, Inc has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances under the redemption scenarios:

●	Aspire Biopharma Inc’s existing stockholders will have more than 64.4% of the voting interest of New Aspire under both the no redemption and maximum redemption scenarios;
●	Aspire Biopharma Inc’s senior management will comprise the senior management of New Aspire;
●	the directors nominated by Aspire will represent the majority of the board of directors of New Aspire;
●	Aspire Biopharma Inc’s operations will comprise the ongoing operations of New Aspire; and
●	New Aspire will assume Aspire’s name.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of a capital transaction in which Aspire is issuing stock for the net assets of PowerUp. The net assets of PowerUp will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Reverse Recapitalization will be those of Aspire Biopharma, Inc.

Transaction Proceeds

Upon closing of the Reverse Recapitalization, the Company received gross proceeds of $811,370 as a result of the Reverse Recapitalization, offset by total transaction costs of $545,543. The following table reconciles the elements of the Reverse Recapitalization to the consolidated statement of cash flows and the consolidated statement of changes in stockholders’ deficit for the year ended December 31, 2025:

Cash-trust and cash, net of redemptions	$811,370
Less: transaction costs, paid	(545,543)
Net proceeds from the Reverse Recapitalization	265,827

Less: accounts payable, accrued liabilities and other current liabilities combined	(1,577,057)
Less: Promissory note fee – related party combined	(1,000,000)
Less: Subscription agreement loans combined	(1,828,098)
Less: Loan and transfer note payable combined	(499,214)
Less: Forward purchase agreement liability combined	(49,034)

Add: other assets, net	85,000
Reverse recapitalization, net	$(4,602,576)

The number of shares of Common Stock issued immediately following the consummation of the Reverse Recapitalization were:

PowerUp Class A common stock, outstanding prior to the Reverse Recapitalization	7,765,144
Less: Redemption of PowerUp Class A common stock	(507,631)
Class A common stock of PowerUp	7,257,513
PowerUp Class B common stock, outstanding prior to the Reverse Recapitalization	—
Reverse Recapitalization Class A common stock, before giving effect to the 1-for-40 reverse split	7,257,513
Reverse Recapitalization Class A common stock, after giving effect to the 1-for-40 reverse split	181,438
Issuance of shares related working capital agreements	93,750
Aspire Biopharma, Inc. Shares	875,000
Common Stock immediately after the Reverse Recapitalization, after giving effect to the 1-for-40 reverse split	1,150,188

The number of Aspire Biopharma, Inc. shares was determined as follows after giving effect to the Reverse Split described in Note 3:

	Aspire Biopharma, Inc Shares	Aspire’s Shares after conversion ratio
Common Stock issued to existing Aspire Biopharma, Inc. Shareholders	13,295,551	833,437
Common Stock obligation shares issued	—	41,563
Number of Shares	13,295,551	875,000

Public and private placement warrants

The 359,974 Public Warrants issued at the time of the PowerUp’s initial public offering, and 244,083 warrants, after giving effect to the 1 for 40 reverse stock split, issued in connection with private placement at the time of the PowerUp’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company (See Note 12 - Fair Value Measurements).